Operations and principal activities (Tables)	12 Months Ended
Dec. 31, 2023
Operations and principal activities
Schedule of major subsidiaries, consolidated VIE and the subsidiaries of VIE

As of December 31, 2023, the Company’s major subsidiaries, consolidated VIEs and VIEs’ subsidiaries are as follows:

		Percentage of
	Place and year of	direct or indirect
	incorporation or	economic
	year of acquisition	ownership	Principal activities
Subsidiaries
So-Young Hong Kong Limited (“So-Young HK”)	Hong Kong, 2014	100%	Investment holding
So-Young High Tech Korea Co., Ltd.	Korea, 2014	100%	Technology advisory services
Beijing So-Young Wanwei Technology Consulting Co., Ltd. (“So-Young Wanwei”)	the PRC, 2014	100%	Management consulting services
So-Young (China) Network Technology Co., Ltd. (“So-Young China”)	the PRC, 2018	100%	Management consulting services
Wuhan Zeqi Technology Co., Ltd. (“Wuhan Zeqi”)	the PRC, 2021	100%	Investment holding
Wuhan Miracle Laser Systems, Inc. (“Wuhan Miracle”)	the PRC, 2021	87.60%	Production, sales and agency of equipment
Wuhan Haoweilai Technology Co., Ltd. (“Wuhan Haoweilai”)	the PRC, 2021	87.60%	Production, sales and agency of equipment
Shanghai Jiading Tonghua Micro Finance Co., Ltd. (“Tonghua Micro Finance”)	the PRC, 2021	100%	Micro finance services
Shanxi Tianfu Technology Co., Ltd. (“Shanxi Tianfu”)	the PRC, 2023	85.41%	Production, sales and agency of equipment
Shenzhen Miracle Interconnection Technology Co., Ltd. (“Shenzhen Miracle”)	the PRC, 2023	87.60%	Development of equipment
So-Young Medical HongKong Limited	Hong Kong, 2023	100%	Investment holding

VIEs
Beijing So-Young Technology Co., Ltd. (“Beijing So-Young”)	the PRC, 2013	100%	Internet information and technology advisory services
Beijing Chiyan Medical Beauty Consulting Co., Ltd. (“Chiyan Beijing”)	the PRC, 2019	100%	Internet information and technology advisory services

VIE’s Subsidiaries
Beijing So-Young Souyang Investment and Management Co., Ltd.	the PRC, 2016	100%	Management consulting services
Beijing Meifenbao Technology Co., Ltd.	the PRC, 2016	100%	Technology advisory services
Beijing Qingyang Cosmetic Service Co., Ltd. (Previously known as Beijing So-Young Qingyang Medical Instrument Co., Ltd. )	the PRC, 2017	100%	Cosmetic services
Beijing Shengshi Meiyan Culture Co., Ltd.	the PRC, 2018	100%	Internet culture services
Beijing Qingyang Medical Aesthetic Clinic Co., Ltd.	the PRC, 2020	100%	Medical aesthetic services
Chengdu So-Young Internet Hospital Co., Ltd.	the PRC, 2020	100%	Online medical treatment and consultation services
Jinbaoxin Shenzhen Insurance Brokers Co., Ltd. (“Jinbaoxin”)	the PRC, 2020	100%	Technology advisory services
Chengdu Wuhou Yililanhu Medical Aesthetic Clinic Co., Ltd.	the PRC, 2021	100%	Medical aesthetic services
Hainan Yixian Daka Technology Co., Ltd. (“Yixian Daka”)	the PRC, 2021	100%	Technology advisory services
Hainan So-Young Medical Technology Co., Ltd	the PRC, 2021	100%	Sales and agency of equipment
Shanghai Biyuhua Internet Technology Co., Ltd.	the PRC, 2021	100%	Internet information and technology advisory services
Beijing Qingyang Technology Co., Ltd.	the PRC, 2022	100%	Sales of cosmetics

Schedule of consolidated financial information of the VIE and its subsidiaries and included in the consolidated financial statements of the Group

	As of December 31,
	2022	2023
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	170,263	144,035
Restricted cash and term deposits	14,461	14,630
Trade receivables	20,468	39,587
Inventories	9,738	15,999
Receivables from online payment platforms	11,378	18,153
Amounts due from Group companies	125,165	137,937
Amounts due from related parties	33,297	9,127
Term deposits and short-term investments	—	16,153
Prepayment and other current assets	36,126	46,289
Total current assets	420,896	441,910

Non-current assets:
Investment in subsidiaries	34,691	34,691
Long-term investments	134,959	164,456
Intangible assets	31,671	28,023
Goodwill	684	684
Property and equipment, net	24,407	29,082
Deferred tax assets	26,083	23,717
Operating lease right-of-use assets	35,189	59,458
Other non-current assets	12,777	49,950
Total non-current assets	300,461	390,061
Total assets	721,357	831,971

Liabilities
Current liabilities:
Taxes payable	49,301	42,955
Contract liabilities	76,242	78,131
Salary and welfare payables	31,928	34,099
Amounts due to Group companies	244,404	310,394
Amounts due to related parties	5,895	87
Accrued expenses and other current liabilities	186,898	203,771
Operating lease liabilities-current	30,971	17,218
Total current liabilities	625,639	686,655

Non-current liabilities:
Operating lease liabilities-non current	11,507	41,254
Deferred tax liabilities	6,373	5,697
Total non-current liabilities	17,880	46,951
Total liabilities	643,519	733,606

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

Third-party revenues	1,573,161	992,705	1,203,754
Inter-company revenues	358	12,203	19,466
Total revenues	1,573,519	1,004,908	1,223,220
Third-party costs	(221,286)	(236,094)	(388,143)
Inter-company costs	(607,016)	(253,929)	(280,781)
Total costs	(828,302)	(490,023)	(668,924)
Total operating expenses	(822,210)	(533,684)	(552,945)
(Loss)/income from non-operations	(7,557)	(7,288)	931
(Loss)/income before tax	(84,550)	(26,087)	2,282
Income tax (expenses)/benefits	(23,524)	1,969	7,514
Net (loss)/income	(108,074)	(24,118)	9,796
Net loss attributable to non-controlling interests	28,533	2,328	3
Net (loss)/income attributable to So-Young International Inc.	(79,541)	(21,790)	9,799

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

Net cash used in Group companies	(846,063)	(302,028)	(239,088)
Other operating activities	538,711	278,354	267,865
Net cash (used in)/provided by operating activities	(307,352)	(23,674)	28,777
Purchase of short-term investments	(40,000)	(40,500)	(31,000)
Proceeds from maturities of short-term investments	110,000	36,000	15,000
Acquisitions of subsidiaries, net of cash acquired	(902)	—	—
Loans to Group companies	(164,000)	(37,000)	(57,680)
Repayments from Group companies	82,006	—	73,982
Other investing activities	(26,244)	(33,444)	(61,681)
Net cash used in investing activities	(39,140)	(74,944)	(61,379)
Borrowings under loan from Group companies	289,903	63,548	17,012
Repayments to borrowings under loan from Group companies	(68,677)	(56,252)	(10,589)
Other financing activities	—	661	—
Net cash provided by financing activities	221,226	7,957	6,423
Net decrease in cash, cash equivalents and restricted cash	(125,266)	(90,661)	(26,179)